GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and Administrative Expenses [Line Items]
Share-based compensation, net	$ (65)	$ 726	$ 1,209
Total general and administrative	3,445	3,164	3,571
General and Administrative Expense [Member]
General and Administrative Expenses [Line Items]
Salaries and related expenses	1,839	1,395	1,411
Share-based compensation, net	(299)	610	975
Professional services	833	414	354
Office rent and maintenance	163	161	144
Depreciation	10	10	9
Others	899	574	678
Total general and administrative	$ 3,445	$ 3,164	$ 3,571